General (Schedule Of Pro Forma Revenue And Net Loss) (Details) (Nera Networks [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Nera Networks [Member]
Revenues	$ 449,094	$ 523,889
Net loss	$ 44,796	$ 38,611